Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 165,586	$ 5,098
Restricted cash	2,518	5,475
Accounts receivable, net of allowance of $39 and $0, respectively	2,629	2,903
Prepaid expenses and other current assets	6,264	965
Contract assets	1,678	3,796
Total current assets	178,675	18,237
Property and equipment - net	70,551	20,852
Goodwill	9,393	9,393
Investment in equity method investees	4,002	3,277
Intangible assets - net	2,480	3,831
Satellite procurement work in process	40,102	62,664
Other assets	560	1,661
Total assets	305,763	119,915
Current liabilities:
Accounts payable and accrued liabilities	10,837	7,966
Amounts payable to equity method investees	5,613	8,762
Contract liabilities - current	11,266	14,537
Debt - current portion	0	16,739
Other current liabilities	2,819	7,439
Total current liabilities	30,535	55,443
Liability for estimated contract losses	6,054	6,252
Other liabilities	653	3,605
Long-term contract liabilities	568	2,559
Derivative liabilities	16,925	0
Long-term debt - net of current portion	71,408	84,869
Total liabilities	126,143	152,728
Commitments and contingencies (Note 24)
Stockholders’ equity:
Preferred stock, $0.0001 par value; 100,000 shares authorized; none issued or outstanding.	0	0
Class A common stock, $0.0001 par value-authorized, 300,000 shares; issued, 117,160 and 35,582 shares; outstanding, 114,452 shares and 34,692 shares as of December 31, 2021 and 2020, respectively.	11	3
Additional paid-in capital	650,518	191,168
Retained earnings	(470,909)	(223,984)
Total stockholders’ equity	179,620	(32,813)
Total liabilities and stockholders’ equity	$ 305,763	$ 119,915